Quarterly Financial Data (Unaudited) (Narrative) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effect of Fourth Quarter Events [Line Items]
Revenues	$ (29,846)	$ 44,165	$ (22,526)	$ 38,913	$ 7,146	$ 7,942	$ 7,855	$ 9,085	$ 30,706	$ 32,028	$ 91,299
Net Income (Loss) Attributable to Parent	$ (54,888)	$ (17,784)	$ (4,419)	$ 6,680	$ 16,279	$ 25,556	$ (112,296)	$ 1,602	$ (70,411)	$ (68,859)	$ 110,748
Income (Loss) from Continuing Operations, Per Basic Share									$ (0.20)	$ (0.22)	$ 0.09
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Basic Share	$ (0.39)	$ 0.10	$ (0.25)	$ 0.12	$ 0.19	$ 0.24	$ (0.70)	$ 0.04	(0.39)	(0.25)	0.62
Income (Loss) from Continuing Operations, Per Diluted Share									(0.20)	(0.22)	0.09
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Diluted Share	(0.39)	0.10	(0.24)	0.05	0.19	0.24	(0.70)	0.04	(0.39)	(0.25)	0.62
Net income per basic share (in Dollars per Share)	(0.48)	(0.16)	(0.04)	0.05	0.12	0.18	(0.76)	0.01	(0.59)	(0.47)	0.71
Net income per diluted share (in Dollars per Share)	$ (0.48)	$ (0.16)	$ (0.04)	$ 0.05	$ 0.12	$ 0.18	$ (0.76)	$ 0.01	$ (0.59)	$ (0.47)	$ 0.71